Fulfillment expense (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of attribution of expenses by nature to their function [line items]
Fulfillment expense	$ 45,464	$ 41,920	$ 43,884
Percentual increase in expenses (as a percent)	(1.30%)
Fulfillment expense per order basis (in dollars per share)	$ 2.01	$ 2.30
Fulfillment expense
Disclosure of attribution of expenses by nature to their function [line items]
Fulfillment staff costs	$ 12,768	$ 12,470	13,293
Fulfillment centers expense	3,009	2,225	2,630
Freight and shipping expense	29,687	27,225	27,961
Fulfillment expense	$ 45,464	$ 41,920	$ 43,884
Percentual increase in expenses (as a percent)	8.50%